SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE (Details) - shares		3 Months Ended	9 Months Ended				12 Months Ended
		Oct. 31, 2021	Jul. 31, 2023		Jul. 31, 2022		Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities			500,000		43,947,959		5,586,965
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	[1]						1,093,107
Warrants			500,000	[2]	7,964,286	[3]
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	[4]						2,772,429
Convertible Notes					31,857,143	[5]
Commitment Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	[6]						321,429
Commitment Shares					3,826,530	[7]
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	[8]						1,400,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Commitment Shares					300,000	[9]

[1]	Balance includes i) warrants issued per the SPA are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price, as well as ii) pre-funded warrants issued per the Bridge Note, the number of which are equal one share per dollar of the Notes aggregate principal balance. See Note 10 for further information regarding this SPA.
[2]	Balance consists of potentially anti-dilutive shares based on 1,459,878 outstanding, equity classified warrants.
[3]	Balance includes warrants issued per the Securities Purchase Agreement (“SPA”) with GPL Ventures, LLC (“GPL”), which are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price.
[4]	Upon IPO, the debt will convert into a fixed dollar amount of $9,000,000 of a variable number of shares. The number of conversion shares is the outstanding principal amount divided by the conversion price, which is equal to the lesser of a) the IPO price or b) the opening price of the shares of Common Stock on the first trading day after the IPO multiplied by the discount of 50%.
[5]	Upon IPO, the debt will convert into a variable number of shares; the number of conversion shares is equal to the outstanding principal amount divided by the conversion price, which is equal to the lesser of a) the IPO price or b) the opening price of the common stock on the first trading day after the IPO multiplied by the discount of 50%.
[6]	The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO.
[7]	The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO.
[8]	Balance consists of 300,000 restricted stock units issued to outside directors and 1,100,000 restricted shares granted to executives.
[9]	Balance consists of restricted stock units granted to five outside directors.